ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Australia — 1.2%
Health Care — 1.2%
CSL	6,727	$1,360,534

Total Australia		1,360,534

Belgium — 0.8%
Information Technology — 0.8%
Materialise ADR *	70,479	989,525

Total Belgium		989,525

Denmark — 0.8%
Health Care — 0.8%
GN Store Nord	26,400	912,919

Total Denmark		912,919

France — 1.0%
Health Care — 1.0%
Eurofins Scientific	14,792	1,146,582

Total France		1,146,582

Germany — 1.2%
Health Care — 1.2%
Siemens Healthineers	28,171	1,436,801

Total Germany		1,436,801

Hong Kong — 1.4%
Consumer Discretionary — 1.4%
JD Health International *	213,350	1,617,132

Total Hong Kong		1,617,132

Italy — 1.5%
Health Care — 1.5%
DiaSorin	12,962	1,792,183

Total Italy		1,792,183

Japan — 0.8%
Health Care — 0.8%
Terumo	28,700	972,987

Total Japan		972,987

Netherlands — 1.0%
Health Care — 1.0%
Koninklijke Philips	59,830	1,229,567

Total Netherlands		1,229,567
Description	Shares	Fair Value

Spain — 0.8%
Health Care — 0.8%
Grifols *	60,932	$883,478

Total Spain		883,478

Switzerland — 3.9%
Health Care — 3.9%
Lonza Group	2,607	1,577,230
Roche Holding	4,160	1,377,640
Tecan Group	4,856	1,715,202
Total Health Care		4,670,072

Total Switzerland		4,670,072

United Kingdom — 1.8%
Health Care — 1.8%
EMIS Group	54,389	1,211,204
Smith & Nephew PLC	76,231	971,719
Total Health Care		2,182,923

Total United Kingdom		2,182,923

United States — 83.6%
Health Care — 81.5%
Abbott Laboratories	9,721	1,058,034
ABIOMED *	6,647	1,947,637
Agilent Technologies	10,853	1,455,387
Align Technology *	5,161	1,450,086
Alnylam Pharmaceuticals *	13,253	1,882,456
Arrowhead Pharmaceuticals *	49,998	2,126,415
Avanos Medical *	37,553	1,065,379
Axogen *	94,212	878,056
Azenta	22,893	1,562,676
Baxter International	15,259	895,093
Becton Dickinson	3,800	928,378
BioMarin Pharmaceutical *	15,298	1,316,393
Bio-Rad Laboratories, Cl A *	2,801	1,577,691
Boston Scientific *	43,672	1,792,736
Bristol-Myers Squibb	14,260	1,052,103
Butterfly Network *	328,375	1,425,148
CareDx *	63,159	1,502,553
Catalent *	14,550	1,645,604
Cerus *	203,516	1,098,986
Charles River Laboratories International *	7,176	1,797,875
Codexis *	130,635	896,156
CONMED	9,733	950,233
Danaher	6,389	1,862,202
DexCom *	23,813	1,954,571
Editas Medicine, Cl A *	76,098	1,210,719
Edwards Lifesciences *	13,244	1,331,552
Exact Sciences *	27,859	1,256,441
Fate Therapeutics *	36,850	1,125,031
Fulgent Genetics *	30,690	1,833,728
Glaukos *	40,649	2,188,948
Globus Medical, Cl A *	14,403	845,312
Guardant Health *	42,164	2,115,367
Health Catalyst *	110,103	1,843,124
Hologic *	17,592	1,255,717

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2022 (Unaudited)

Description	Shares	Fair Value

Illumina *	7,484	$1,621,633
Incyte *	21,682	1,684,258
Insulet *	8,201	2,032,208
Integra LifeSciences Holdings *	28,724	1,580,969
Intuitive Surgical *	8,004	1,842,281
IQVIA Holdings *	7,228	1,736,672
iRhythm Technologies *	11,665	1,803,759
Masimo *	8,279	1,196,978
Medpace Holdings *	9,564	1,621,385
Moderna *	11,694	1,918,868
NanoString Technologies *	84,803	1,085,478
Natera *	47,132	2,215,204
Nevro *	31,495	1,365,308
Novocure *	21,846	1,485,310
Omnicell *	14,454	1,591,674
Penumbra *	11,868	1,654,162
PerkinElmer	9,740	1,491,876
QuidelOrtho *	16,184	1,651,415
Regeneron Pharmaceuticals *	2,547	1,481,564
STAAR Surgical *	26,689	2,153,801
Stryker	6,090	1,307,828
Tactile Systems Technology *	132,729	1,028,650
Teladoc Health *	50,477	1,860,077
Thermo Fisher Scientific	3,125	1,870,031
Twist Bioscience *	57,221	2,502,847
Veeva Systems, Cl A *	8,902	1,990,309
Veracyte *	93,662	2,467,057
Vertex Pharmaceuticals *	4,853	1,360,830
		96,730,219
Information Technology — 2.1%
3D Systems *	99,900	1,142,856
Novanta *	8,481	1,307,770
		2,450,626
Total United States		99,180,845

Total Common Stock
(Cost $161,627,003)		118,375,548

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, Cl Institutional, 1.52%(A)	270,609	270,609

Total Short-Term Investment
(Cost $270,609)		270,609

Total Investments - 100.0%
(Cost $161,897,612)		$118,646,157

Percentages based on Net Assets of $118,631,436.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of July 31, 2022.

ADR – American Depository Receipt

Cl – Class

PLC - Public Limited Company

As of July 31, 2022, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information regarding the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual and annual financial statements.

ROB-QH-001-1800